RESTRUCTURING CHARGE	12 Months Ended
Dec. 31, 2011
RESTRUCTURING CHARGE
RESTRUCTURING CHARGE

7. RESTRUCTURING CHARGE

        In September 2011, the Company recorded a restructuring charge as a result of the consolidation of office space in New Jersey. The consolidation of office space eliminated redundant office space acquired in the HCL-EMS and Telwares acquisitions described in Note 4. This charge reflects the fair value of the remaining rent payments for the office space the Company ceased using, net of estimated sublease income plus real estate commissions, and office relocation costs. The liabilities related to the restructuring charge are included in other current liabilities and deferred rent and other non-current liabilities on the Company's condensed consolidated balance sheet. The following table summarizes the activity in the liabilities related to the restructuring charge for the three months ended December 31, 2011.

(in thousands)	Lease Costs, Net of Estimated Sublease Income	Other Costs	Total
2011 restructuring charge	$1,477	$72	$1,549
Cash payments	(217)	(3)	(220)
Non-cash charges and other	5	—	5

Remaining liability at December 31, 2011	1,265	69	1,334

	Less: current portion		(709)

	Long-term portion		$625